NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Expected life (in years)	5 years	5 years
Expected volatility	229.00%
Expected volatility, minimum		101.00%
Expected volatility, maximum		119.00%
Average risk free interest rate, minimum	1.01%	1.37%
Average risk free interest rate, maximum	1.15%	0.158%
Dividend yield	0.00%	0.00%